CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions	Priority Share Issued and Outstanding Adjusted Balance USD ($)	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding Adjusted Balance RUB (₽) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Ordinary Shares Issued and Outstanding USD ($) shares	Treasury shares at cost Adjusted Balance RUB (₽)	Treasury shares at cost RUB (₽)	Treasury shares at cost USD ($)	Additional Paid-In Capital Adjusted Balance RUB (₽)	Additional Paid-In Capital Yandex.Taxi Group RUB (₽)	Additional Paid-In Capital RUB (₽)	Additional Paid-In Capital USD ($)	Accumulated Other Comprehensive Income/(Loss) Adjusted Balance RUB (₽)	Accumulated Other Comprehensive Income/(Loss) Yandex.Taxi Group RUB (₽)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Retained Earnings Adjusted Balance RUB (₽)	Retained Earnings Effect of adoption of ASU 2016-13 RUB (₽)	Retained Earnings RUB (₽)	Retained Earnings USD ($)	Non-redeemable NCI Adjusted Balance RUB (₽)	Non-redeemable NCI Effect of adoption of ASU 2016-13 RUB (₽)	Non-redeemable NCI Yandex.Market RUB (₽)	Non-redeemable NCI Yandex.Taxi Group RUB (₽)	Non-redeemable NCI RUB (₽)	Non-redeemable NCI USD ($)	Redeemable Non-controlling interest Adjusted Balance RUB (₽)	Redeemable Non-controlling interest Yandex.Market RUB (₽)	Redeemable Non-controlling interest RUB (₽)	Adjusted Balance RUB (₽)	Effect of adoption of ASU 2016-13 RUB (₽)	Yandex.Market RUB (₽)	Yandex.Taxi Group RUB (₽)	RUB (₽)	USD ($)
Balance at beginning of period at Dec. 31, 2017				₽ 271			₽ (3,814)				₽ 16,469				₽ 1,864				₽ 68,461															₽ 83,251
Balance (in shares) at Dec. 31, 2017 | shares		1		326,304,842	326,304,842
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense											6,552																							6,552
Exercise of share options (Note 17)											110																							110
Exercise of share options (Note 17) (in shares) | shares				3,182,860	3,182,860
Tax withholding related to exercise of share awards											(84)																							(84)
Class B shares conversion				₽ (8)							8
Repurchases of shares (Note 15)							(10,157)																											(10,157)
Repurchases of shares (Note 15) (in shares) | shares				(4,760,679)	(4,760,679)
Reissue of shares for options exercised							3,202				(3,202)
Foreign currency translation adjustment															6,243										₽ 1,809				₽ 50					8,052
Business combination											49,384														22,588				278					71,972
Settlement of contingent consideration by Class A shares											500																							500
Other											(8)				75				(29)															38
Net income / (loss)																			45,984						(1,661)									44,323
Change in redemption value of redeemable noncontrolling interests																			(2,951)															(2,951)
Balance at end of period at Dec. 31, 2018				₽ 263			(10,769)				69,729				8,182				111,465						22,736									201,606
Balance (in shares) at Dec. 31, 2018 | shares		1		324,727,023	324,727,023
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense											9,855																							9,855
Exercise of share options (Note 17)											156																							156
Exercise of share options (Note 17) (in shares) | shares				5,591,934	5,591,934
Tax withholding related to exercise of share awards											(102)																							(102)
Class B shares conversion				₽ (2)							2
Repurchases of shares (Note 15)							(1,206)																											(1,206)
Repurchases of shares (Note 15) (in shares) | shares				(460,791)	(460,791)
Reissue of shares for options exercised							11,564				(11,564)
Foreign currency translation adjustment															(3,341)										(947)				(18)					(4,288)
Purchase of redeemable noncontrolling interests																													(747)					(747)
Other											(26)								189										(218)					163
Net income / (loss)																			12,826						(1,528)									11,298
Change in redemption value of redeemable noncontrolling interests																			(2,293)															(2,293)
Balance at end of period (Accounting Standards Update 2016-13) at Dec. 31, 2019																		₽ (232)				₽ (16)									₽ (248)
Balance at end of period at Dec. 31, 2019	$ 1		₽ 261	₽ 261		₽ (411)	(411)		₽ 68,050		68,050		₽ 4,841		4,841		₽ 121,955		122,187		₽ 20,245				20,261		₽ 14,246			₽ 214,941				215,189
Balance (in shares) at Dec. 31, 2019 | shares		1	329,858,166	329,858,166	329,858,166
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense											16,013																							16,013
Exercise of share options (Note 17)											1,186																							1,186
Exercise of share options (Note 17) (in shares) | shares				7,057,689	7,057,689
Tax withholding related to exercise of share awards											(178)																							(178)
Repurchases of shares (Note 15)							(10,585)																											(10,585)
Repurchases of shares (Note 15) (in shares) | shares				(4,228,163)	(4,228,163)
Reissue of shares for options exercised							10,994				(10,994)
Foreign currency translation adjustment															12,171										1,383									13,554
Purchase of redeemable noncontrolling interests																																		(9,793)	$ (132,600,000)
Business combination																							₽ 47					₽ 493				₽ 47
Change in equity as a result of a spin-off transaction										₽ (1,561)				₽ 71										₽ (219)									₽ (1,709)
Other							(4)				100								(94)						1									3
Repurchase of share options											8,816								(2,214)										(9,793)					6,602
Convertible loan											6,792																							6,792
Net income / (loss)																			25,512						(1,363)									24,149
Disposal of investment in Yandex.Money (Note 5)															893																			893	12,100,000
Issue of new shares (Public Offering and PIPE) (Note 14)				₽ 17							72,538																							72,555
Issue of new shares (Public Offering and PIPE) (Note 14) (in shares) | shares				21,522,840	21,522,840
Change in redemption value of redeemable noncontrolling interests																			1,829										₽ (1,830)					1,829
Balance at end of period at Dec. 31, 2020				₽ 278	$ 3,800,000		₽ (6)	$ (100,000)			₽ 160,762	$ 2,176,100,000			₽ 17,976	$ 243,300,000			₽ 146,988	$ 1,989,700,000					₽ 20,094	$ 272,000,000.0								₽ 346,092	$ 4,684,800,000
Balance (in shares) at Dec. 31, 2020 | shares		1		354,210,532	354,210,532